CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Current assets [Abstract]
Cash and cash equivalents		79,373,365		57,157,078	$ 12,740,304
Trade receivables, net of allowance for doubtful accounts of RMB 3,559,207 and RMB 2,811,934($451,347), respectively		25,182,508		19,904,642	4,042,071
Refundable value added tax		5,000,709		6,950,923	802,669
Advances to employees		1,365,995		1,749,427	219,257
Advances to suppliers				331,040
Other receivables due from previously consolidated entities		405,000		1,067,000	65,007
Other receivables		2,174,556		2,021,053	349,040
Prepaid expenses		1,134,602		1,465,219	182,116
Inventory and work in process, net of inventory provision of RMB4,507,846 and RMB2,467,133($396,002), respectively		19,299,732		28,001,490	3,097,821
Total current assets		133,936,467		118,647,872	21,498,285
Non-current assets [abstract]
Long-term investments, net of impairment of RMB240,000 and RMB240,000($38,523), respectively
Property and equipment, net of accumulated depreciation of RMB5,748,528 and RMB7,472,485($1,199,417), respectively		4,357,965		3,930,974	699,502
Intangible assets, net of accumulated amortization of RMB65,846,644 and RMB72,771,017($11,680,554), respectively		22,216,204		17,190,976	3,565,946
Goodwill		80,625,667		80,625,667	12,941,312
Deferred tax assets		7,899,110			1,267,895
Total non-current assets		115,098,946		101,747,617	18,474,655
Total assets		249,035,413		220,395,489	39,972,940
Current liabilities [Abstract]
Trade payables		17,548,846		12,500,602	2,816,784
Other payables		16,920,421		12,525,300	2,715,915
Accrued expenses		25,196,276		14,464,113	4,044,281
Taxes payable		16,128,906		4,205,734	2,588,868
Advances from customers		47,519,612		49,653,714	7,627,424
Deferred tax liabilities, current portion		42,900		623,600	6,886
Total current liabilities		123,356,961		93,973,063	19,800,158
Long-term liabilities [Abstract]
Derivative liabilities				3,168
Deferred tax liabilities				413,130
Total long-term liabilities				416,298
Commitments and contingencies
Equity [abstract]
Ordinary shares, $0.0756 U.S. dollars par value; 6,613,756 shares authorized; 3,977,221 shares and 3,977,221 shares issued and outstanding, respectively		2,353,068		2,353,068	377,693
Additional paid-in capital		231,195,613		225,411,222	37,109,455
Treasury stocks		(1,602,451)			(257,211)
Statutory reserves		5,914,384		3,305,527	949,324
Accumulated deficits		(112,182,162)		(105,063,689)	(18,006,479)
Total equity		125,678,452		126,006,128	20,172,782
Total liabilities and equity		249,035,413		220,395,489	$ 39,972,940